Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consisted of the following as of December 31, 2016 and 2015 (in thousands):

	Estimated Useful Life (in years)	December 31,
		2016	2015
Lab equipment	5	$1,145	$1,146
Computer equipment and software	3	456	421
Leasehold improvements	1	143	102

Total		1,744	1,669
Less accumulated depreciation		(1,569)	(1,456)

Property and equipment, net		$175	$213

Depreciation expenses were approximately $143,000, $66,000 and $86,000 for the years ended December 31, 2016, 2015 and 2014, respectively.